SHARE-BASED PAYMENTS - Stock Options - Grants (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED PAYMENTS
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,712,000	91,688	168,525